Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions and Balances

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

In May 2017, the Company executed three unsecured promissory notes totaling $400,000, with an officer and director, bearing an interest rate of 10% per annum, due on demand or before September 30, 2018. The Company has recorded an interest expense of $19,836 and $3,630 on these promissory notes for the six months ended June 30, 2018 and 2017, respectively. The Company has recorded $29,918 and $10,082 as accrued interest as of June 30, 2018 and December 31, 2017, respectively.

NOTE 7 – RELATED PARTY TRANSACTIONS AND BALANCES

In May 2017, the Company executed three unsecured promissory notes totaling $400,000, with an officer and director, bearing an interest rate of 10% per annum, due on demand or before June 1, 2018. The Company recorded an interest expense of $16,918 on these promissory notes for the year ended December 31, 2017. The Company paid $6,836 of this expense during the year ended December 31, 2017 with $10,082 recognized as accrued interest as of December 31, 2017. The promissory notes are subordinate to the convertible debentures.

The President/Chief Executive Officer (“President”) made cash advances of $12,500 to the Company for its working capital requirements during 2014. Amount due to the President was unsecured, non-interest bearing and due on demand without specific repayment terms. The Company paid the $12,500 to the President during the year ended December 31, 2016.

On April 26, 2016, September 1, 2016 and October 5, 2016, the Company executed three promissory notes totaling $130,000, with an officer and director, unsecured, bearing an interest rate of 10% per annum, due on demand or before December 31, 2016. On October 19, 2016, the Company paid the principal balance of the promissory note and accrued interest and recognized interest expense of $2,562 for the year ended December 31, 2016.

On May 10, 2016, the Company executed a promissory note of $170,000 with an officer and director, unsecured, bearing an interest rate of 10% per annum, due on demand or before December 31, 2016. On October 19, 2016, the Company paid the principal balance of the promissory note and related interest and recognized interest expense of $7,452 for the year ended December 31, 2016.